DEBT - Libertas (Sale of Future Receipts) (Details) - USD ($) $ in Thousands							9 Months Ended		12 Months Ended
	Jan. 30, 2024	Jan. 04, 2024	Nov. 29, 2023	Nov. 02, 2023	Aug. 07, 2023	Apr. 25, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 19, 2024
DEBT
Proceeds from the issuance of debt							$ 5,874	$ 6,828
Origination fees										$ 2
Loss on extinguishment of debt							(592)
Proceeds from third party debt	$ 1,100
Balance of total sale on future receipts							2,100		$ 1,900
Future receipts agreement
DEBT
Unamortized debt discount							0		0
Future Receipts agreement entered in April 2023
DEBT
Value assigned						$ 1,600
Proceeds from the issuance of debt						1,200
Origination fees						24
Unamortized debt discount						$ 400
Payment frequency						weekly
Periodic payments				$ 18		$ 30
Term until future receipts paid						1 year
Incremental fees				$ 100
Future Receipts agreement entered in August 2023
DEBT
Value assigned					$ 1,300
Proceeds from the issuance of debt					1,000
Origination fees					20
Unamortized debt discount					300
Periodic payments					$ 26
Term until future receipts paid					1 year
Incremental borrowing amount			$ 400
Incremental fees			200
Debt forgiveness due to refinancing			100
Incremental interest expense			700
Debt forgiveness under first amendment			200
Debt forgiveness under second amendment			$ 100
Loss on extinguishment of debt									$ 400
Future Receipts agreement entered in January 2024
DEBT
Value assigned	2,600	$ 500
Proceeds from the issuance of debt		400
Origination fees		7
Unamortized debt discount	500	100
Aggregate origination fees and original issuance discount		100
Periodic payments		$ 9
Term until future receipts paid		1 year
Loss on extinguishment of debt							$ 600
Remaining outstanding balance	$ 2,100